SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Other than Temporary Impairment Losses, Investments		$ 270	$ 390	$ 17
Impairment of equity method investments		0	0	0
Operating Lease, Liability		1,892	2,421	2,680
Impairment charge		0	0	0
Share-based payments		0	0	0
Deferred revenue		$ 52,643	$ 54,122	$ 134,143
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	true
Maximum
Significant Accounting Policies [Line Items]
Loan periods		36 months
Listing services term		12 months
Minimum
Significant Accounting Policies [Line Items]
Loan periods		3 months
Listing services term		1 month